Condensed Consolidating Statement of Cash Flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net Income	$ 107,681	$ 216,691	$ 895,344
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	0	0	0
Provision (reversal) for loan losses	325,424	170,016	241,478
Goodwill impairment charge	0	3,801	0
Amortization of intangibles	9,378	12,144	11,019
Depreciation and amortization of premises and equipment	48,364	46,874	47,474
Net accretion of discounts and amortization of premiums and deferred fees	(22,310)	(40,786)	(73,496)
Impairment losses on long-lived assets	4,784	0	0
Other-than-temporary impairment on investment securities	8,299	209	14,445
Fair value adjustments on mortgage servicing rights	36,519	25,336	7,904
FDIC loss share (income) expense	10,066	207,779	(20,062)
Adjustments (expense) to indemnity reserves on loans sold	22,377	17,285	18,628
Earnings from investments under the equity method	(34,083)	(31,288)	(24,373)
Deferred income tax (benefit) expense	207,428	61,574	(519,128)
(Gain) loss on:
Disposition of premises and equipment	4,281	4,094	(3,629)
Sale and valuation adjustments of investment securities	(334)	(1,962)	(141)
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	(16,670)	(35,517)	(35,013)
Sale of foreclosed assets, including write-downs	21,715	19,357	60,378
Acquisitions of loans held-for-sale	(244,385)	(310,217)	(401,991)
Proceeds from sale of loans held-for-sale	69,464	89,887	124,111
Net originations on loans held-for-sale	(315,522)	(510,783)	(792,821)
Net (increase) decrease in:
Trading securities	501,618	753,839	1,083,683
Accrued income receivable	(75,802)	(13,808)	5,392
Other assets	(50,508)	(26,304)	100,133
Net increase (decrease) in:
Interest payable	2,549	165	528
Pension and other postretirement benefits obligation	(13,100)	(55,678)	3,252
Other liabilities	28,279	(13,241)	(72,980)
Total adjustments	527,831	372,776	(225,209)
Net Cash Provided By Used In Operating Activities	635,512	589,467	670,135
Cash flows from investing activities:
Net (increase) decrease in money market investments	(2,364,902)	(710,125)	(357,706)
Purchases of investment securities:
Available-for-sale	(4,139,762)	(3,407,779)	(2,014,315)
Held-to-maturity	0	0	(750)
Other	(29,672)	(14,130)	(40,847)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	2,023,295	1,227,966	1,362,712
Held-to-maturity	6,232	4,588	4,856
Other	0	11,122	46,341
Proceeds from the sale of investment securities available-for-sale	14,992	5,259	96,760
Proceeds from sale of other investment securities	30,265	9,021	14,950
Net repayments on loans	(398,676)	(267,205)	431,676
Proceeds from sale of loans	415	141,363	30,160
Acquisition of loan portfolios	(535,534)	(535,445)	(338,447)
Acquisition of trademark	0	0	(50)
Net payments from FDIC under loss sharing agreements	(7,679)	98,518	247,976
Net cash received and acquired from business combination	0	0	731,279
Cash paid related to business acquisitions	0	0	(17,250)
Acquisition of servicing advances	0	0	(61,304)
Return of capital from equity method investments	8,694	907	13,329
Capital Contribution Subsidiaries	0
Return Of Capital From Wholly Owned Subsidiaries	0	0	0
Mortgage servicing rights purchased	0	0	(2,400)
Acquisition of premises and equipment	(62,697)	(100,320)	(62,656)
Proceeds from sale of:
Premises and equipment and other productive assets	9,753	8,897	12,880
Foreclosed assets	96,540	83,357	141,145
Net cash (used in) provided by investing activities	(5,348,736)	(3,444,006)	238,339
Net increase (decrease) in:
Deposits	4,954,105	3,286,428	207,338
Federal funds purchased and assets sold under agreements to repurchase	(88,505)	(282,719)	(509,512)
Other short-term borrowings	95,008	0	(148,215)
Payments of notes payable	(95,607)	(254,816)	(737,889)
Proceeds from issuance of notes payable	55,000	165,047	277,398
Proceeds from issuance of common stock, including reissuance of treasury shares	7,016	7,437	6,226
Cash Dividends Paid To Parent Company	0	0	0
Dividends paid	(95,910)	(65,932)	(19,257)
Net payments for repurchase of common stock	(75,664)	(563)	(1,021)
Return Of Capital To Parent Company	0	0	0
Capital contribution from parent	0
Payments related to tax witholding for shared-based compensation	(1,756)	(1,623)	(963)
Net cash (used in) provided by financing activities	4,753,687	2,853,259	(925,895)
Net (decrease) increase in cash and due from banks	40,463	(1,280)	(17,421)
Cash and due from banks at beginning of period	362,394	363,674	381,095
Cash and due from banks at end of period	402,857	362,394	363,674
Elimination
Cash flows from operating activities:
Net Income	15,088	(291,369)	(1,571,042)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	(223,014)	188,996	1,529,853
Provision (reversal) for loan losses	0	0	0
Goodwill impairment charge		0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	0	0	0
Net accretion of discounts and amortization of premiums and deferred fees	0	0	0
Impairment losses on long-lived assets	0
Other-than-temporary impairment on investment securities	0	0	0
Fair value adjustments on mortgage servicing rights	0	0	0
FDIC loss share (income) expense	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Earnings from investments under the equity method	0	0	0
Deferred income tax (benefit) expense	(54)	(18)	103
(Gain) loss on:
Disposition of premises and equipment	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	0	0	0
Sale of foreclosed assets, including write-downs	0	0	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net originations on loans held-for-sale	0	0	0
Net (increase) decrease in:
Trading securities	(31)	133	0
Accrued income receivable	121	54	10
Other assets	2,122	(2,972)	(273)
Net increase (decrease) in:
Interest payable	(121)	(54)	(10)
Pension and other postretirement benefits obligation	0	0	0
Other liabilities	341	3,018	9
Total adjustments	(220,636)	189,157	1,529,692
Net Cash Provided By Used In Operating Activities	(205,548)	(102,212)	(41,350)
Cash flows from investing activities:
Net (increase) decrease in money market investments	(18,255)	(18,868)	284,573
Purchases of investment securities:
Available-for-sale	0	0	0
Held-to-maturity			0
Other	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other		0	0
Proceeds from the sale of investment securities available-for-sale	0	0	0
Proceeds from sale of other investment securities	0	0	0
Net repayments on loans	0	0	(53,769)
Proceeds from sale of loans	(37,864)	0	0
Acquisition of loan portfolios	37,864	0	0
Acquisition of trademark	0		0
Net payments from FDIC under loss sharing agreements	0	0	0
Net cash received and acquired from business combination			0
Cash paid related to business acquisitions			0
Acquisition of servicing advances			0
Return of capital from equity method investments	0	0	0
Capital Contribution Subsidiaries	0
Return Of Capital From Wholly Owned Subsidiaries	(32,800)	(14,000)	(403,000)
Mortgage servicing rights purchased			0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of:
Premises and equipment and other productive assets		0	0
Premises and equipment	0
Foreclosed assets	0	0	0
Net cash (used in) provided by investing activities	(51,055)	(32,868)	(172,196)
Net increase (decrease) in:
Deposits	18,157	(4,369)	(288,566)
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	0		53,769
Payments of notes payable	0	0	0
Proceeds from issuance of notes payable	0	0	0
Proceeds from issuance of common stock, including reissuance of treasury shares	0	0	0
Cash Dividends Paid To Parent Company	211,500	102,300	41,350
Dividends paid	0	0	0
Net payments for repurchase of common stock	4	(88)	0
Return Of Capital To Parent Company	32,800	14,000	403,000
Capital contribution from parent	(5,955)
Payments related to tax witholding for shared-based compensation	0	0	0
Net cash (used in) provided by financing activities	256,506	111,843	209,553
Net (decrease) increase in cash and due from banks	(97)	(23,237)	(3,993)
Cash and due from banks at beginning of period	(48,081)	(24,844)	(20,851)
Cash and due from banks at end of period	(48,178)	(48,081)	(24,844)
Popular, Inc. Holding Co.
Cash flows from operating activities:
Net Income	107,681	216,691	895,344
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	69,070	(146,287)	(890,165)
Provision (reversal) for loan losses	403	(35)	35
Goodwill impairment charge		0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	649	654	761
Net accretion of discounts and amortization of premiums and deferred fees	2,086	2,087	2
Impairment losses on long-lived assets	0
Other-than-temporary impairment on investment securities	0	0	0
Fair value adjustments on mortgage servicing rights	0	0	0
FDIC loss share (income) expense	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Earnings from investments under the equity method	(11,761)	(12,352)	(13,710)
Deferred income tax (benefit) expense	0	19	(186)
(Gain) loss on:
Disposition of premises and equipment	(8)	(2)	(2)
Sale and valuation adjustments of investment securities	0	(1,767)	0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	0	0	0
Sale of foreclosed assets, including write-downs	42	52	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net originations on loans held-for-sale	0	0	0
Net (increase) decrease in:
Trading securities	(1,345)	(620)	(380)
Accrued income receivable	(748)	(27)	(10)
Other assets	12,256	3,796	8,032
Net increase (decrease) in:
Interest payable	0	0	0
Pension and other postretirement benefits obligation	0	0	0
Other liabilities	3,230	(3,854)	(5,622)
Total adjustments	73,874	(158,336)	(901,245)
Net Cash Provided By Used In Operating Activities	181,555	58,355	(5,901)
Cash flows from investing activities:
Net (increase) decrease in money market investments	5,890	9,857	(242,457)
Purchases of investment securities:
Available-for-sale	0	0	0
Held-to-maturity			0
Other	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other		0	0
Proceeds from the sale of investment securities available-for-sale	0	278	0
Proceeds from sale of other investment securities	0	1,583	0
Net repayments on loans	181	35	53,793
Proceeds from sale of loans	0	0	0
Acquisition of loan portfolios	(31,909)	0	0
Acquisition of trademark	(5,560)		0
Net payments from FDIC under loss sharing agreements	0	0	0
Net cash received and acquired from business combination			0
Cash paid related to business acquisitions			0
Acquisition of servicing advances			0
Return of capital from equity method investments	500	433	11,500
Capital Contribution Subsidiaries	(5,955)
Return Of Capital From Wholly Owned Subsidiaries	22,400	14,000	203,000
Mortgage servicing rights purchased			0
Acquisition of premises and equipment	(965)	(953)	(1,079)
Proceeds from sale of:
Premises and equipment and other productive assets	23	56	9
Foreclosed assets	38	434	0
Net cash (used in) provided by investing activities	(15,357)	25,723	24,766
Net increase (decrease) in:
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	0		0
Payments of notes payable	0	0	0
Proceeds from issuance of notes payable	0	0	0
Proceeds from issuance of common stock, including reissuance of treasury shares	7,016	7,437	6,226
Cash Dividends Paid To Parent Company	0	0	0
Dividends paid	(95,910)	(65,932)	(19,257)
Net payments for repurchase of common stock	(75,668)	(475)	(1,021)
Return Of Capital To Parent Company	0	0	0
Capital contribution from parent	0
Payments related to tax witholding for shared-based compensation	(1,756)	(1,623)	(963)
Net cash (used in) provided by financing activities	(166,318)	(60,593)	(15,015)
Net (decrease) increase in cash and due from banks	(120)	23,485	3,850
Cash and due from banks at beginning of period	47,783	24,298	20,448
Cash and due from banks at end of period	47,663	47,783	24,298
PNA Holding Co.
Cash flows from operating activities:
Net Income	(154,658)	34,202	627,224
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	153,944	(42,709)	(639,688)
Provision (reversal) for loan losses	0	0	0
Goodwill impairment charge		0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	0	0	0
Net accretion of discounts and amortization of premiums and deferred fees	27	28	0
Impairment losses on long-lived assets	0
Other-than-temporary impairment on investment securities	0	0	0
Fair value adjustments on mortgage servicing rights	0	0	0
FDIC loss share (income) expense	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Earnings from investments under the equity method	(921)	2,559	244
Deferred income tax (benefit) expense	(8,382)	(4,581)	0
(Gain) loss on:
Disposition of premises and equipment	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	0	0	0
Sale of foreclosed assets, including write-downs	0	0	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net originations on loans held-for-sale	0	0	0
Net (increase) decrease in:
Trading securities	0	0	0
Accrued income receivable	26	(23)	(3)
Other assets	0	(3)	342
Net increase (decrease) in:
Interest payable	0	0	(26)
Pension and other postretirement benefits obligation	0	0	0
Other liabilities	(758)	(624)	(187)
Total adjustments	143,936	(45,353)	(639,318)
Net Cash Provided By Used In Operating Activities	(10,722)	(11,151)	(12,094)
Cash flows from investing activities:
Net (increase) decrease in money market investments	10,455	10,668	(23,574)
Purchases of investment securities:
Available-for-sale	0	0	0
Held-to-maturity			0
Other	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other		0	0
Proceeds from the sale of investment securities available-for-sale	0	0	0
Proceeds from sale of other investment securities	0	0	0
Net repayments on loans	0	0	350
Proceeds from sale of loans	0	0	0
Acquisition of loan portfolios	0	0	(350)
Acquisition of trademark	0		0
Net payments from FDIC under loss sharing agreements	0	0	0
Net cash received and acquired from business combination			0
Cash paid related to business acquisitions			0
Acquisition of servicing advances			0
Return of capital from equity method investments	138	474	1,829
Capital Contribution Subsidiaries	0
Return Of Capital From Wholly Owned Subsidiaries	10,400	0	200,000
Mortgage servicing rights purchased			0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of:
Premises and equipment and other productive assets	0	0	0
Foreclosed assets	0	0	0
Net cash (used in) provided by investing activities	20,993	11,142	178,255
Net increase (decrease) in:
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	0		0
Payments of notes payable	0	0	(8,169)
Proceeds from issuance of notes payable	0	0	0
Proceeds from issuance of common stock, including reissuance of treasury shares	0	0	0
Cash Dividends Paid To Parent Company	0	0	0
Dividends paid	0	0	0
Net payments for repurchase of common stock	0	0	0
Return Of Capital To Parent Company	(10,400)	0	(158,000)
Capital contribution from parent	0
Payments related to tax witholding for shared-based compensation	0	0	0
Net cash (used in) provided by financing activities	(10,400)	0	(166,169)
Net (decrease) increase in cash and due from banks	(129)	(9)	(8)
Cash and due from banks at beginning of period	591	600	608
Cash and due from banks at end of period	462	591	600
All other subsidiaries and eliminations
Cash flows from operating activities:
Net Income	139,570	257,167	943,818
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	0	0	0
Provision (reversal) for loan losses	325,021	170,051	241,443
Goodwill impairment charge		3,801
Amortization of intangibles	9,378	12,144	11,019
Depreciation and amortization of premises and equipment	47,715	46,220	46,713
Net accretion of discounts and amortization of premiums and deferred fees	(24,423)	(42,901)	(73,498)
Impairment losses on long-lived assets	4,784
Other-than-temporary impairment on investment securities	8,299	209	14,445
Fair value adjustments on mortgage servicing rights	36,519	25,336	7,904
FDIC loss share (income) expense	10,066	207,779	(20,062)
Adjustments (expense) to indemnity reserves on loans sold	22,377	17,285	18,628
Earnings from investments under the equity method	(21,401)	(21,495)	(10,907)
Deferred income tax (benefit) expense	215,864	66,154	(519,045)
(Gain) loss on:
Disposition of premises and equipment	4,289	4,096	(3,627)
Sale and valuation adjustments of investment securities	(334)	(195)	(141)
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	(16,670)	(35,517)	(35,013)
Sale of foreclosed assets, including write-downs	21,673	19,305	60,378
Acquisitions of loans held-for-sale	(244,385)	(310,217)	(401,991)
Proceeds from sale of loans held-for-sale	69,464	89,887	124,111
Net originations on loans held-for-sale	(315,522)	(510,783)	(792,821)
Net (increase) decrease in:
Trading securities	502,994	754,326	1,084,063
Accrued income receivable	(75,201)	(13,812)	5,395
Other assets	(64,886)	(27,125)	92,032
Net increase (decrease) in:
Interest payable	2,670	219	564
Pension and other postretirement benefits obligation	(13,100)	(55,678)	3,252
Other liabilities	25,466	(11,781)	(67,180)
Total adjustments	530,657	387,308	(214,338)
Net Cash Provided By Used In Operating Activities	670,227	644,475	729,480
Cash flows from investing activities:
Net (increase) decrease in money market investments	(2,362,992)	(711,782)	(376,248)
Purchases of investment securities:
Available-for-sale	(4,139,762)	(3,407,779)	(2,014,315)
Held-to-maturity			(750)
Other	(29,672)	(14,130)	(40,847)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	2,023,295	1,227,966	1,362,712
Held-to-maturity	6,232	4,588	4,856
Other		11,122	46,341
Proceeds from the sale of investment securities available-for-sale	14,992	4,981	96,760
Proceeds from sale of other investment securities	30,265	7,438	14,950
Net repayments on loans	(398,857)	(267,240)	431,302
Proceeds from sale of loans	38,279	141,363	30,160
Acquisition of loan portfolios	(541,489)	(535,445)	(338,097)
Acquisition of trademark	5,560		(50)
Net payments from FDIC under loss sharing agreements	(7,679)	98,518	247,976
Net cash received and acquired from business combination			731,279
Cash paid related to business acquisitions			(17,250)
Acquisition of servicing advances			(61,304)
Return of capital from equity method investments	8,056	0	0
Capital Contribution Subsidiaries	5,955
Return Of Capital From Wholly Owned Subsidiaries	0	0	0
Mortgage servicing rights purchased			(2,400)
Acquisition of premises and equipment	(61,732)	(99,367)	(61,577)
Proceeds from sale of:
Premises and equipment and other productive assets	9,730	8,841	12,871
Foreclosed assets	96,502	82,923	141,145
Net cash (used in) provided by investing activities	(5,303,317)	(3,448,003)	207,514
Net increase (decrease) in:
Deposits	4,935,948	3,290,797	495,904
Federal funds purchased and assets sold under agreements to repurchase	(88,505)	(282,719)	(509,512)
Other short-term borrowings	95,008		(201,984)
Payments of notes payable	(95,607)	(254,816)	(729,720)
Proceeds from issuance of notes payable	55,000	165,047	277,398
Proceeds from issuance of common stock, including reissuance of treasury shares	0	0	0
Cash Dividends Paid To Parent Company	(211,500)	(102,300)	41,350
Dividends paid	0	0	0
Net payments for repurchase of common stock	0	0	0
Return Of Capital To Parent Company	(22,400)	(14,000)	(245,000)
Capital contribution from parent	5,955
Payments related to tax witholding for shared-based compensation	0	0	0
Net cash (used in) provided by financing activities	4,673,899	2,802,009	(954,264)
Net (decrease) increase in cash and due from banks	40,809	(1,519)	(17,270)
Cash and due from banks at beginning of period	362,101	363,620	380,890
Cash and due from banks at end of period	$ 402,910	$ 362,101	$ 363,620